EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2014

The following are effective July 1, 2014:

1.   “Portfolio Managers” in “Fund Summaries – Eaton Vance Government Obligations Fund” is replaced with the following:

Portfolio Managers.

Susan Schiff.  Vice President of Eaton Vance, has managed or co-managed the Portfolio since its inception in 1992.

Andrew Szczurowski. Vice President of Eaton Vance, has co-managed the Portfolio since July 1, 2014.

2.   “Portfolio Managers” in “Fund Summaries – Eaton Vance Short Duration Government Income Fund” is replaced with the following:

Portfolio Managers.

Susan Schiff.  Vice President of Eaton Vance, has managed or co-managed the Fund and the Portfolio since inception in 2002.

Andrew Szczurowski. Vice President of Eaton Vance, has co-managed the Fund and the Portfolio since July 1, 2014.

3.   The third paragraph under “Management and Organization – Government Obligations Portfolio.” is replaced with the following:

Susan Schiff and Andrew Szczurowski co-manage the Portfolio.  Ms. Schiff has managed or co-managed the Portfolio since its inception in 1992.  She also manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.  Mr. Szczurowski has co-managed the Portfolio since July 1, 2014.  He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years.

4.   The following replaces the paragraph under “Management and Organization – Short-Term U.S. Government Portfolio.”:

Under the Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio.  For the fiscal year ended October 31, 2013, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.50%.  Susan Schiff and Andrew Szczurowski co-manage the Portfolio.  Additional information about Ms. Schiff and Mr. Szczurowski appear under “Government Obligations Portfolio” above.

5.   The second paragraph under “Management and Organization – Short Duration Government Income Fund.” is replaced with the following:

Susan Schiff and Andrew Szczurowski co-manage the Fund and the Portfolio.  Ms. Schiff has managed or co-managed the Fund and the Portfolio since inception in 2002.  Mr. Szczurowski has co-managed the Fund and the Portfolio since July 1, 2014.  Additional information about Ms. Schiff and Mr. Szczurowski appear under “Government Obligations Portfolio” above.

June 11, 2014	15232 6.11.14

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2014

1.   Effective July 1, 2014, the following replaces the tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of Short Duration Government Income Fund and each Portfolio are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund or a Portfolio.  The following table shows, as of the Fund’s and Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Susan Schiff(1)
Registered Investment Companies	3	$1,417.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Andrew Szczurowski(1)(2)
Registered Investment Companies	3	$5,586.55	0	$0
Other Pooled Investment Vehicles	1	$373.3	0	$0
Other Accounts	0	$0	0	$0
Michael W. Weilheimer(1)
Registered Investment Companies	5	$7,770.1	0	$0
Other Pooled Investment Vehicles	4	$467.4	0	$0
Other Accounts	8	$877.8	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).

(2)

As of April 30, 2014.  Mr. Szczurowski became a portfolio manager effective July 1, 2014.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2013 and in the Eaton Vance family of funds as of December 31, 2013.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Government Obligations Fund
Susan Schiff	None	Over $1,000,000
Andrew Szczurowski*	None	$100,001 - $500,000
High Income Opportunities Fund
Michael W. Weilheimer	None	Over $1,000,000
Income Fund of Boston
Michael W. Weilheimer	$500,001 - $1,000,000	Over $1,000,000

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Short Duration Government Income Fund
Susan Schiff	None	Over $1,000,000
Andrew Szczurowski*	None	$100,001 - $500,000
*As of April 30, 2014.

June 11, 2014